RELATED PARTY TRANSACTIONS - Lock-up Agreement (Details) - Sponsor - Related Party	Mar. 15, 2021 tradingDay $ / shares
Related Party Transaction [Line Items]
Lock-up shares, earnout period	1 year
Lock-up shares, stock price trigger | $ / shares	$ 12.00
Lock-up shares, threshold trading days	20
Lock-up shares, threshold consecutive trading days	30
Lock-up shares, threshold period before commencement of consecutive trading days	150 days